Market risk (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of assets and liabilities subject to market risk
	As of December 31,
	2019	2020
	RMB’000	RMB’000
Assets subject to market risk
Loans receivable	615,184	662,183

Liabilities subject to market risk
Loans payable	172,891	171,569